Employee benefits (Tables)	12 Months Ended
Mar. 31, 2024
Parent Company Gratuity plan [member]
Disclosure of net defined benefit liability (asset) [abstract]
Cost Recognized in the Income Statement [Text Block]
The components of gratuity cost recognized in the income statement for the years ended March 31, 2024, 2023 and 2022 consist of the following:

	For the Year Ended March 31,
	2024		2023		2022
Current service cost	Rs.	389	Rs.	364	Rs.	328
Interest on defined benefit liability		(7)		30		33
Past service cost		-		17		-
Gratuity cost recognized in income statement	Rs.	382	Rs.	411	Rs.	361

Disclosure of net defined benefit liability (asset) [Table Text Block]
Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2024		2023
Present value of funded obligations	Rs.	3,404	Rs.	3,076
Fair value of plan assets		(3,064)		(3,093)
Net defined benefit liability/(asset) r e c og n i z e d	Rs.	340	Rs.	(17)

Disclosure of changes in the present value of defined benefit obligations [Text Block]
Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2024		2023
D e f i n e d b e n e f i t o b l i g a t i ons a t t he b e g i nn i ng of t he y e a r	Rs.	3,076	Rs.	2,894
Current s e r v i c e c o s t		389		364
In t e r e s t on defined obligations		206		171
Past service cost		-		17
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(154)		(61)
Actuarial loss/(gain) due to demographic assumptions		47		(32)
Actuarial loss/(gain) due to experience changes		98		67
B e n e f it s p a i d		(249)		(344)
Liabilities assumed/(transferred) (1)		(9)		0 (2)
D e f i n e d b e n e f i t o b l i g a t i ons a t t he e nd o f t he y e a r	Rs.	3,404	Rs.	3,076

(1)	Liabilities assumed/(transferred):
•
During the year ended March 31, 2024, an amount of Rs.9 (rounded to the nearest million) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.

•
During the year ended March 31, 2023, an amount of Rs.0 (rounded to the nearest million) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.

(2)	Rounded to the nearest million.

Disclosure of fair value of plan assets [text block]
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2 024		2023
Fair value of plan assets at the beginning of the year	Rs.	3,093	Rs.	2,350
Employer contributions		-		885
Interest on plan assets		213		141
Re-measurements due to:
Return on plan assets excluding interest on plan assets		16		62
Benefits paid		(249)		(344)
Assets transferred (1)		(9)		(1)
Plan assets at the end of the year	Rs.	3,064	Rs.	3,093

(1)	Assets transferred:
•	During the year ended March 31, 2024, an amount of Rs.(9) represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.
•	During the year ended March 31, 2023, an amount of Rs.(1) represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.

Disclosure of sensitivity analysis for actuarial assumptions [text block]

Sensitivity Analysis:

As of March 31, 2024
Defined benefit obligation without effect of projected salary growth	2,225
Add: Effect of salary growth	1,179
Defined benefit obligation with projected salary growth	3,404
Defined benefit obligation, using salary growth rate plus 50 basis points	3,506
Defined benefit obligation, using salary growth rate minus 50 basis points	3,306
Defined benefit obligation, using discount rate minus 50 basis points	3,507
Defined benefit obligation, using discount rate plus 50 basis points	3,306

Disclosure of assumptions used to determine benefit obligations [Table Text Block]
	For the Year Ended March 31,
	2024	2023	2022
Discount rate	7.15%	7.30%	6.45%
Rate of compensation increase	8.10%	9.00%	8.50%

Disclosure of Disaggregation of Plan Assets [Table Text Block]
Disaggregation of plan assets:
The Gratuity Plan’s weighted-average asset allocation as of March 31, 2024 and 2023, by asset category, was as follows:

	As of March 31,
	2024	2023
Funds managed by insurers	100%	100%

Disclosure Of Expected Future Cash Flows In Respect Of Post-employment Benefits [Text Block]
The expected future cash flows in respect of gratuity as of March 31, 2024 were as follows:

Expected contribution	Amount
During the year ended March 31, 2025 (estimated)	Rs.	-

Expected future benefit payments
March 31, 2026		509
March 31, 2027		476
March 31, 2028		460
March 31, 2029		437
March 31, 2030		426
Thereafter		3,373

Industrias Quimicas Falcon de Mexico Pension plan [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Cost Recognized in the Income Statement [Text Block]
The components of net pension cost recognized in the income statement for the years ended March 31, 2024, 2023 and 2022 consist of the following:

	For the Year Ended March 31,
	2024		2023		2022
Current service cost	Rs.	16	Rs.	15	Rs.	16
Interest on defined benefit liability		3		4		10
Total cost recognized in income statement	Rs.	19	Rs.	19	Rs.	26

Disclosure of net defined benefit liability (asset) [Table Text Block]
Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2024		2023
P r e s e nt v a l ue of funded ob l i g a t i ons	Rs.	348	Rs.	291
F a i r v a l ue of p l a n a ss e t s		(331)		(248)
Net defined benefit liability r e c og n i z e d	Rs.	17	Rs.	43

Disclosure of changes in the present value of defined benefit obligations [Text Block]
Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2024		2023
D e f i n e d b e n e f i t o b l i g a t i ons a t t he b e g i nn i ng of t he y e a r	Rs.	291	Rs.	271
Current s e r v i c e c o s t		16		15
In t e r e s t on defined obligations		32		27
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		6		(27)
Actuarial loss/(gain) due to change in demographic		-		(3)
Actuarial loss/(gain) due to experience changes		31		32
B e n e f it s p a i d		(62)		(74)
Foreign exchanges differences		34		50
D e f i n e d b e n e f i t o b l i g a t i ons a t t he e nd o f t he y e a r	Rs.	348	Rs.	291

Disclosure of fair value of plan assets [text block]
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2024		2023
Fair value of plan assets at the beginning of the year	Rs.	248	Rs.	215
Employer contributions		85		74
Interest on plan assets		30		23
Re-measurements due to:
Return on plan assets excluding interest on plan assets		1		(32)
Benefits paid		(62)		(74)
Foreign exchanges differences		30		42
Plan assets at the end of the year	Rs.	331	Rs.	248

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity Analysis:

As of March 31, 2024
Defined benefit obligation without effect of projected salary growth	249
Add: Effect of salary growth	99
Defined benefit obligation with projected salary growth	348
Defined benefit obligation, using salary growth rate plus 50 basis points	362
Defined benefit obligation, using salary growth rate minus 50 basis points	335
Defined benefit obligation, using discount rate minus 50 basis points	361
Defined benefit obligation, using discount rate plus 50 basis points	335

Disclosure of assumptions used to determine benefit obligations [Table Text Block]	The assumptions used to determine benefit obligations:
	For the Year Ended March 31,
	2024	2023	2022
Discount rate	10.25%	10.50%	9.25%
Rate of compensation increase	4.50%	4.50%	4.50%

Disclosure of Disaggregation of Plan Assets [Table Text Block]
Disaggregation of plan assets:
The Falcon pension plan’s weighted-average asset allocation as of March 31, 2024 and 2023, by asset category, was as follows:

	As of March 31,
	2024	2023
Funds managed by insurers	50%	50%
Others	50%	50%

Disclosure Of Expected Future Cash Flows In Respect Of Post-employment Benefits [Text Block]
The expected future cash flows in respect of post-employment benefit plans in Mexico as of March 31, 2023 were as follows:

Expected contribution	Amount
During the year ended March 31, 2025 (estimated)	Rs.	-

Expected future benefit payments
March 31, 2026		6
March 31, 2027		11
March 31, 2028		19
March 31, 2029		26
March 31, 2030		36
Thereafter		798